UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM National Muni Fund
Class A:
PRNMX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder
report contains important information about the Class A shares of the
PGIM National Muni Fund (the “Fund”) for the
period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class A	$31	0.60%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,232,513,894
Number of fund holdings	469
Portfolio turnover rate for the period	22%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	9.6
AA	41.9
A	29.3
BBB	6.8
BB	2.5
B	0.1
Not Rated	7.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings
(S&P),
or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF104E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	A
NASDAQ	PRNMX
CUSIP	74441U105
MF104E2A

PGIM National Muni Fund
Class C:
PNMCX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM National Muni Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class C	$80	1.57%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,232,513,894
Number of fund holdings	469
Portfolio turnover rate for the period	22%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	9.6
AA	41.9
A	29.3
BBB	6.8
BB	2.5
B	0.1
Not Rated	7.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF104E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	C
NASDAQ	PNMCX
CUSIP	74441U303
MF104E2C

PGIM National Muni Fund
Class Z:
DNMZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM National Muni Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class Z	$18	0.36%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,232,513,894
Number of fund holdings	469
Portfolio turnover rate for the period	22%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	9.6
AA	41.9
A	29.3
BBB	6.8
BB	2.5
B	0.1
Not Rated	7.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF104E2Z

ADDITIONAL INFORMATION
You can find additional i
nfor
mation at
pgim.com/mutual-fund-documents
or by sc
ann
ing the QR code
belo
w, including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	Z
NASDAQ	DNMZX
CUSIP	74441U402
MF104E2Z

PGIM National Muni Fund
Class R6:
PNMQX
SEMIANNUAL SHAREHOLDER REPORT – Febr
ua
ry 28, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM National Muni Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class R6	$15	0.29%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 1,232,513,894
Number of fund holdings	469
Portfolio turnover rate for the period	22%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Credit Quality expressed as a percentage of total investments as of 2/28/2026 (%)
AAA	9.6
AA	41.9
A	29.3
BBB	6.8
BB	2.5
B	0.1
Not Rated	7.1
Cash/Cash Equivalents	2.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
MF104E2R6

ADDITIONAL INFORMATION
You can find additional i
nform
ation at
pgim.com/mutual-fund-documents
or by sc
ann
ing the QR code below, including the Fund’s prospectus,
financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM National Muni Fund

SHARE CLASS	R6
NASDAQ	PNMQX
CUSIP	74441U600
MF104E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL NATIONAL MUNI FUND, INC.

PGIM National Muni Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM National Muni Fund	1

Notes to Financial Statements	28

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.0%

MUNICIPAL BONDS 93.8%

Alabama 6.4%

Baldwin Cnty. Indl. Dev. Auth. Rev.,
Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	5,500	$5,669,766
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	7,815	7,884,139
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,957,253
Gas Proj., Series A (Mandatory put date 05/01/32)	5.250(cc)	05/01/56	5,000	5,222,706
Gas Proj., Series E(hh)	5.000	07/01/33	2,000	2,167,718
Gas Proj., Series E (Mandatory put date 05/01/35)	5.000(cc)	12/01/55	4,000	4,415,414
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,241,562
Gas Proj., Series F	5.000	12/01/35	5,000	5,503,822
Gas Proj., Series G	5.000	10/01/35	4,165	4,558,841
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	3,000	3,025,958
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	5,540	5,756,670
Series B (Mandatory put date 09/01/32)	5.000(cc)	10/01/55	4,200	4,531,585
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	1,013,902
Energy Southeast A Cooperative Dist. Rev.,
Series A	5.000	11/01/35	5,500	6,006,446
Jefferson Cnty. Swr. Rev.,
Warrants, Rfdg.	5.250	10/01/42	1,500	1,648,659
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	5,000	5,330,426
Series A	5.000	11/01/26	2,060	2,089,703
Series D	5.000	09/01/35	5,000	5,620,007

				78,644,577

Alaska 1.0%

Alaska Hsg. Fin. Corp. Rev.,
General Mortgage Rev. Bonds II, Series A(hh)	6.000	12/01/56	1,500	1,696,084

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,679,267
Tanana Chiefs Conference Proj., Series A	5.000	10/01/26	2,385	2,422,472
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,610	1,744,473

Alaska Muni. Bond Bank Auth. Rev.,
Rfdg.	5.000	12/01/26	1,350	1,378,030

Alaska St.,
Series A, GO, Rfdg.	5.000	08/01/35	1,000	1,202,335

Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,175	1,286,837

				12,409,498

Arizona 2.1%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B (Mandatory put date 10/01/24)	4.160(cc)	01/01/37	2,175	2,171,731

Arizona Indl. Dev. Auth. Rev.,
Ironwood Ranch Apts. Proj. (Mandatory put date 09/01/26)	5.000(cc)	02/01/58	3,000	3,037,236
Sustainable Bonds, Equitable Sch. Revolving Fd., Series A	5.250	11/01/48	3,000	3,125,772

Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series A	5.000	01/01/41	1,140	1,178,435

Pima Cnty. Ind. Dev. Auth. Rev.,
AZ Chart. Schs. Proj., Series R, Rfdg.	4.000	07/01/26	790	792,031

Pinal Cnty. Indl. Dev. Auth. Rev.,
WOF SW GGP 1 LLC Proj., Conv. CABS, Sustainable Bond., Series A, 144A	5.500(cc)	10/01/33	5,000	5,312,744

Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Salt River Proj., Series A	5.000	01/01/47	1,925	2,031,622
Series B	5.000	05/01/42	2,500	2,814,019

See Notes to Financial Statements.

PGIM National Muni Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000%	12/01/32	2,685	$2,925,795
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,215,859

				25,605,244

Arkansas 0.6%

Arkansas Dev. Fin. Auth. Rev.,
Weyerhaeuser Co. Proj., AMT (Mandatory put date 10/15/32)	3.875(cc)	10/15/65	5,385	5,474,075
Fayetteville Sales & Use Tax Rev.,
Sales & Use Tax	2.875	11/01/32	2,010	2,008,394

				7,482,469

California 5.5%

California Cmnty. Choice Fing. Auth. Rev.,
Clean Energy Proj., Sustainable Bond, Series C (Mandatory put date 10/01/33)	5.000(cc)	12/01/55	3,750	4,057,066
Sustainable Bonds, Clean Energy Proj. Series B	5.000	03/01/36	5,000	5,437,638
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	3,000	3,216,472
Sustainable Bonds, Clean Energy Proj., Series F	5.000	11/01/33	2,500	2,763,993
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,062,765
Muni. CTFS, Series 2025-1, Class A-2	3.537(cc)	02/20/41	2,212	1,993,842
Freddie Mac Multifamily Cert. Rev.,
FRETE 2023, ML18, Class X-CA	1.439(cc)	09/25/37	28,856	3,064,688
FRETE 2024, ML22, Class A-US	4.686(cc)	10/25/40	2,465	2,577,350
FRETE 2024, ML23, SPC, Sustainable Bonds	4.703(cc)	04/25/42	2,880	3,117,930
FRETE 2024, ML24 Trust, Green Bonds	4.300(cc)	05/25/41	3,938	3,974,497
Series ML-32, Class A-USM	4.837(cc)	03/25/42	3,498	3,781,904
Sustainable Bonds, Series ML-27, Class A, USM	4.760(cc)	08/25/41	3,225	3,452,012
Sustainable Bonds, Series ML-31, Class A-USM	4.604(cc)	06/25/42	2,496	2,533,519
Sustainable Bonds, Series ML-33, Class A-USM(hh)	4.641(cc)	10/25/40	2,225	2,356,636
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,502,240
Los Angeles Dept. of Arpts. Rev.,
Sub. Series C, AMT	5.000	05/15/32	2,000	2,084,290
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Series A, Rfdg.	5.000	07/01/28	1,285	1,347,363
Series B, Rfdg.	5.000	07/01/31	4,210	4,779,938
Series C	4.000	07/01/26	5,840	5,865,060
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,000	2,502,596
Port of Los Angeles Rev.,
Series A-1, Rfdg. AMT	5.000	08/01/34	1,000	1,177,032
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series, San Francisco Intl. Arpt., Series A, Rfdg., AMT	5.250	05/01/43	2,500	2,768,640
Southern Calif. Pub. Pwr. Auth. Rev.,
Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,530,950

				67,948,421

Colorado 4.1%

Baseline Metropolitan Dist. No. 1,
Series A, GO, Rfdg., AG	4.250	12/01/54	3,055	2,997,021
Colorado Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/30)	5.000(cc)	11/15/36	3,000	3,313,775
Commonspirit Hlth., Series A-1, Rfdg.	5.000	08/01/32	2,250	2,393,196
Intermountain Healthcare, Series B, Rfdg. (Mandatory put date 08/17/26)	5.000(cc)	05/15/62	6,900	6,981,703
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,205	3,396,024
Intermountain Hlth., Series A, Rfdg.	5.000	05/15/44	1,250	1,332,117

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Colorado Hlth. Facs. Auth. Rev., (cont’d.)
SCL Hlth. Sys., Series B, Rfdg.	4.000%	01/01/40	3,060	$3,095,504
Colorado Springs Co. Util. Sys. Rev.,
Series A-4	5.000	11/15/43	3,080	3,247,648
Colorado St.,
COP	6.000	12/15/39	4,000	4,787,146
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.500	11/15/42	1,875	2,081,892
Series D, Rfdg., AMT	5.750	11/15/35	1,000	1,167,220
Sub. Series B, Rfdg., AMT	5.500	11/15/41	1,000	1,124,598
Sub. Series B, Rfdg., AMT	5.500	11/15/42	1,000	1,118,008
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,375	2,480,033
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,130	1,183,119
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,098,510
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	420,685
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	428,445
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado,
Series A, GO, 144A	5.000	04/01/35	5,000	5,593,852

				50,240,496

Connecticut 1.5%

Connecticut St.,
Series C, GO	5.000	08/15/35	1,500	1,808,283
Connecticut St. Higher Ed. Supplement Loan Auth. Rev.,
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/32	2,630	2,928,134
Chesla Loan Prog., Series B-1, AMT	5.250	11/15/33	1,630	1,832,545
Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,303,674
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,440	1,519,324
Trans. Infra. Purp., Series A, Rfdg.	5.000	07/01/44	1,250	1,395,159
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,283,134
Norwalk Hsg. Auth. Rev.,
Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	2,000	2,004,791
Stamford Hsg. Auth. Rev.,
Mozaic Concierge Living Proj., Series D	4.250	10/01/30	2,400	2,427,158

				18,502,202

Delaware 0.3%

Delaware St. Hlth. Facs. Auth. Rev.,
Christiana Care Hlth. Sys., Oblig. Grp.	5.000	10/01/40	2,860	3,252,150

District of Columbia 1.4%

Dist. of Columbia,
Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,194,797
Dist. of Columbia Rev.,
Dist. of Columbia Intl. Sch.	5.000	07/01/49	1,275	1,267,490
Friendship Pub. Chart. Sch., Rfdg.	5.000	06/01/36	1,385	1,387,913
Dist. of Columbia Tob. Settlement Fing. Corp. Rev.,
Asset Bkd. Bds., Rfdg.	6.750	05/15/40	8,000	8,198,613
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Series A, Rfdg. AMT	5.000	10/01/30	3,500	3,874,636

				17,923,449

See Notes to Financial Statements.

PGIM National Muni Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida 5.2%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000%	10/01/45	3,000	$3,001,176
Broward Cnty. Port Facs. Rev.,
AMT	5.000	09/01/39	1,885	2,088,947
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,008,090
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	265	266,073
County of Broward Port Facilities Rev.,
AMT	5.250	09/01/42	1,000	1,110,692
Florida Dev. Fin. Corp. Rev.,
GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375(cc)	10/01/54	3,000	3,069,510
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	555,986
Florida Higher Edl. Facs. Fing. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,422,411
Fort Lauderdale Wtr. & Swr. Rev.,
Enabling Wrks. Proj., Series A	5.500	09/01/53	2,500	2,718,877
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,077,782
Series A, AMT	5.000	10/01/38	1,810	1,913,398
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Baycare Hlth. Sys., Series C, Rfdg.	5.000	11/15/41	2,010	2,244,116
Jacksonville Hsg. Auth. Rev.,
Westwood Apartments	5.000	02/01/34	3,200	3,508,199
JEA Elec. Sys. Rev.,
Series 3-2024A, Rfdg., AGM	5.000	10/01/37	2,500	2,903,469
Series 3-2024A, Rfdg., AGM	5.000	10/01/39	1,000	1,144,386
Lee Cnty. Arpt. Rev.,
AGM, AMT	5.250	10/01/43	1,000	1,087,254
Series A-2, AMT (Mandatory put date 10/01/31)(hh)	5.000(cc)	10/01/56	2,300	2,526,941
Lee County Indl. Dev. Auth. Rev.,
Shell Point 2024B-1, Temps -85	4.750	11/15/29	1,000	1,007,296
Shell Point, 2024B-3, Temps-50	4.125	11/15/29	1,000	1,005,307
Miami Dade Cnty. Avtn. Rev.,
Series A, Rfdg., AMT	5.000	10/01/34	2,500	2,888,693
Miami Dade Cnty. Edu. Facs. Auth. Rev.,
Univ. of Miami, Series B, Rfdg.	5.250	04/01/41	3,470	3,981,347
Miami-Dade Cnty. Hsg. Fin. Auth. Rev.,
Ambar Station, Series A (Mandatory put date 08/01/29)	3.250(cc)	02/01/44	2,000	2,035,646
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,310,842
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,526,932
Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,261,572
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,231,450
Vlg. CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	365	370,905
Spl. Assmt., Rfdg.	4.000	05/01/28	295	299,244
Spl. Assmt., Rfdg.	4.000	05/01/29	305	309,234
Vlg. CDD No. 13,
2019 Spl. Assmt., Phase I, Ltd. Offering	3.550	05/01/39	2,620	2,469,974
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,620	1,537,193
Spl. Assmt.	3.375	05/01/34	460	450,151
Spl. Assmt., 144A	2.625	05/01/30	2,395	2,285,428

				63,618,521

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia 4.1%

Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 09/01/31)	5.000%(cc)	05/01/54	2,500	$2,717,449
Series A (Mandatory put date 06/01/32)	5.000(cc)	06/01/55	2,500	2,735,570
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	4,500	4,919,801
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	9,670	10,500,555
Atlanta Arpt. Passenger Facs. Charge Rev.,
Sub. Lien, Green Bond, Series E, AMT	5.250	07/01/43	4,000	4,325,666
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.250	07/01/41	1,000	1,121,778
Series B, Rfdg., AMT	5.250	07/01/43	2,000	2,210,679
Series B, Rfdg., AMT	5.250	07/01/44	1,000	1,089,358
Burke Cnty. Dev. Auth. Rev.,
Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	1,685	1,718,352
Columbia Cnty. Hosp. Auth. Rev.,
Rev Anticipation CTFS, Wellstar Hlth. Sys. Inc. Proj., Series A	5.125	04/01/48	1,220	1,269,004
DeKalb Cnty. Hsg. Auth. Rev.,
Kensington Station Proj., Series A	4.000	12/01/33	4,000	4,052,208
Sr. Bond, Park at 500 Proj.	4.000	03/01/34	2,000	2,018,928
Gainesville & Hall Cnty. Hosp. Auth. Rev.,
RAN CTFS, NE Georgia Hlth. Sys. Inc. Proj.	5.000	10/15/34	2,000	2,340,742
Georgia Hsg. & Fin. Auth. Rev.,
Non AMT Non ACE-SF	3.900	12/01/43	1,280	1,269,515
Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,753,068
Main Street Energy, Inc. Rev.,
Energy Proj., Series D	5.000	12/01/33	3,000	3,277,689
Muni. Elec. Auth. of Georgia Rev.,
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/43	1,000	1,085,016
Proj. One, Sub. Bonds, Series A, Rfdg., BAM	5.250	01/01/41	1,000	1,125,635

				50,531,013

Guam 0.2%

Territory of Guam Rev.,
Series G, Rfdg.	5.250	01/01/38	2,000	2,266,846

Hawaii 0.3%

Honolulu City & Cnty. Wstewtr. Sys. Rev.,
Sr. 1st Bond Resolution, Series A, Rfdg.	5.000	07/01/38	3,400	3,989,051

Illinois 6.0%

Chicago,
Series A, GO, Rfdg.	5.000	01/01/30	4,000	4,219,817
Series C, GO	6.000	01/01/43	1,000	1,108,433
Chicago Brd. of Ed. Dedicated Capital Impvt. Tax Rev.,
Sch. Imps.	5.000	04/01/35	1,000	1,028,662
Chicago Brd. of Edu. Dedicated Capital Impvt. Tax Rev.,
Sch. Imps.	5.000	04/01/36	1,270	1,302,652
Chicago O’Hare Int’l. Arpt. Rev.,
Series C, Rfdg., AMT	5.000	01/01/37	3,100	3,472,694
Series C, Rfdg., AMT	5.250	01/01/41	1,500	1,672,279
Sr. Lien, Series A, Rfdg., AMT	5.250	01/01/43	1,625	1,779,269
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,457,494
2nd Lien, Series A-1	5.000	11/01/27	510	518,681
Cook Cnty. Sales Tax Rev.,
Series A, Rfdg.	5.250	11/15/45	2,155	2,287,687

See Notes to Financial Statements.

PGIM National Muni Fund 5

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois Fin. Auth. Rev.,
CenterPoint Joliet Term. Railroad Proj., AMT (Mandatory put date 12/31/34), 144A	4.125%(cc)	12/01/50	3,355	$3,404,051
CenterPoint Joliet Term. Railroad, Rmkt., AMT (Mandatory put date 07/02/35), 144A	4.800(cc)	12/01/43	2,000	2,131,489
Univ. of Chicago, Series A, Rfdg.	5.000	04/01/34	1,250	1,467,450
Illinois St.,
GO	5.000	11/01/30	500	507,026
Series A, GO	5.000	03/01/31	2,345	2,616,275
Series A, GO	5.000	12/01/39	2,500	2,586,091
Series A, GO, Rfdg.	5.000	10/01/28	750	799,144
Series B, GO	5.000	05/01/39	2,025	2,242,188
Series B, GO	5.250	05/01/45	1,000	1,066,716
Series C, GO	5.000	11/01/29	1,100	1,142,798
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,357,827
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,104,551
Jr. Oblig. Series A	5.000	06/15/28	1,650	1,749,494
Illinois St. Toll Hwy. Auth. Rev.,
Series C	5.000	01/01/39	2,000	2,002,349
Sr. Series A	5.250	01/01/43	2,250	2,473,685
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	3.186(t)	12/15/34	10,000	7,571,997
McCormick Place Expansion, Series A, CABS, NATL	3.601(t)	06/15/37	7,500	5,011,061
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	1,175	1,181,737
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/37	3,605	3,618,239
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/30	1,500	1,637,227
Sr. Series D	5.000	01/01/35	600	676,961
St. Illinois Sales Tax. Rev.,
Jr. Series B	5.000	06/15/40	5,000	5,538,364

				73,734,388

Indiana 1.2%

Indiana Fin. Auth. Rev.,
Greenwood Vlg. South Proj., TEMPS, 50SM, Series C-2	3.750	05/15/32	1,000	1,002,210
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	4,000	4,208,972
Indiana Univ. Hlth., Series D-5, Rfdg. (Mandatory put date 10/01/37)	5.000(cc)	10/01/54	3,000	3,447,452
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	624,039
Indianapolis Local Pub. Impvt. Bond Bank Rev.,
Indianapolis Arpt. Auth. Proj., Series B-2, AMT, Rfdg.	5.000	01/01/32	3,000	3,342,493
Indianapolis Arpt. Auth. Proj., Series I-2, AMT, Rfdg.	5.000	01/01/32	1,600	1,776,599

				14,401,765

Iowa 0.1%

Iowa Student Loan Liquidity Corp. Rev.,
Sr. Series B, AMT	5.000	12/01/34	815	897,939
Lowa Student Loan Liquidity Corp. Rev.,
Sr. Series B, AMT	5.000	12/01/35	635	706,219

				1,604,158

Kansas 0.5%

Kansas Dev. Fin. Auth. Rev.,
Adventhealth Oblig. Grp., Series B, Rfdg. (Mandatory put date 11/15/31)	5.000(cc)	11/15/54	3,165	3,552,709
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev.,
Impvt., Series A	5.000	09/01/45	2,170	2,171,631

				5,724,340

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky 2.4%

Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250%(cc)	06/01/55	6,155	$6,649,176
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	4,925	5,098,370
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	5,370	5,895,859
Series B	5.000	12/01/33	5,695	6,064,057
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	1,165	1,190,057
Kentucky Turnpike Auth. Rev.,
Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	1,310	1,321,319
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,472,950
Trimble Cnty. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,185,707

				29,877,495

Louisiana 0.5%

Louisiana Local Govt. Envirml. Facs. & Comnty. Dev. Auth. Rev.,
Christwood Proj., Rfdg., 144A	4.250	11/15/30	850	851,828
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	1,991,691
Parish of St. James Rev.,
Nustar Logistics L.P Proj., Rmkt. (Mandatory put date 06/01/30)	3.700(cc)	08/01/41	3,500	3,547,956

				6,391,475

Maine 0.2%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Northeastern Univ. Issue, Series B	5.000	10/01/39	2,285	2,612,900

Maryland 0.1%

Maryland St. Trans. Auth. Rev.,
Series A, Rfdg.	5.000	07/01/41	1,045	1,181,397

Massachusetts 0.8%

Massachusetts Dev. Fin. Agcy. Rev.,
Harvard Univ., Series A, Rfdg.	5.000	07/15/40	2,500	3,077,419
Mass Gen. Brigham, Series F	5.000	07/01/40	3,000	3,576,409
Series B, Rfdg.	4.000	02/15/36	2,000	2,251,650
Massachusetts Edl. Fing. Auth. Rev.,
Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,044,516
Massachusetts St. Port Auth. Rev.,
Series A, Rfdg., AMT	5.000	07/01/27	320	331,134

				10,281,128

Michigan 2.1%

Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	2,000	2,171,804
Sr. Series A, Class 1, Rfdg.	5.000	06/01/31	1,800	1,960,449
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	1,950	2,105,552
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	1,120	1,125,299
Sustainable Bonds, Henry Ford Hlth. Detroit Utl. Plant Proj.	5.500	02/28/49	1,245	1,336,903
Michigan St. Hosp. Fin. Auth. Rev.,
Corewell Hlth., Series B-2, Rfdg. (Mandatory put date 06/01/35)	5.000(cc)	08/15/55	2,665	3,089,753
Michigan St. Univ. Rev.,
Series A, Rfdg.	5.000	08/15/39	2,000	2,251,022
Michigan Strategic Fd. Rev.,
Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	6,150	6,158,773

See Notes to Financial Statements.

PGIM National Muni Fund 7

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan (cont’d.)

Wayne Cnty. Arpt. Auth. Rev.,
Detroit Metropolitan Wayne Cnty. Arpt., Series G, Rfdg.	5.000%	12/01/34	2,250	$2,585,752
Wayne County Airport Authority Rev.,
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/36	350	408,174
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/37	350	403,835
Detroit Metropolitan Wayne Cnty. Arpt., Series B	5.250	12/01/38	360	412,697
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/35	585	672,227
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/36	300	342,582
Detroit Metropolitan Wayne Cnty. Arpt., Series D, Rfdg.	5.000	12/01/37	1,090	1,229,831

				26,254,653

Minnesota 0.5%

Minneapolis St. Paul Metropolitan Arpt. Commn. Rev.,
Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,577,782
Minnesota Rural Wtr. Fin. Auth., Inc. Rev.,
Rfdg., BANS	3.300	08/01/26	1,300	1,300,529
Ramsey Rev.,
Pact Chrt. Sch. Proj., Series A, Rfdg.	5.000	06/01/32	2,000	2,035,800

				5,914,111

Mississippi 0.1%

Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	500,326
Warren Cnty. Rev.,
Intl. Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,320,292

				1,820,618

Missouri 0.3%

Metropolitan St. Louis Swr. Dist. Rev.,
Series C, Rfdg.	5.000	05/01/39	3,000	3,458,702

Nebraska 0.5%

Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	3,705	3,956,577
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,950	2,121,153

				6,077,730

New Hampshire 4.1%

National Fin. Auth. Rev.,
Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	4,853	4,952,558
Sustainable Cert., Series 2024-3, Class A	4.162(cc)	10/01/51	3,961	3,958,540
New Hampshire Bus. Fin. Auth. Rev.,
Bridgeland Wtr. Util. Dist., 144A	5.375	12/15/35	4,700	4,699,757
Caldwell Ranch Proj., 144A	4.875	12/01/33	800	800,082
Grand Pines Proj., 144A	5.625	06/01/39	2,000	2,023,331
Mult. Utility Imps., 144A	5.875	12/15/33	2,000	2,030,723
Muni. CTFS, Sustainable CTFS, Series 2025-2, Class A-1	4.219(cc)	11/20/42	3,980	3,997,917
Muni. CTFS, Sustainable CTFS, Series 2025-3, Class A-1	4.946(cc)	02/20/41	2,994	3,273,061
Silverado Proj., 144A	5.000	12/01/28	1,500	1,501,299
Sustainable Bonds, Muni. CTFS, Series 2025-1, Class A-1	4.167(cc)	01/20/41	1,984	2,004,439
Sustainable Cert., Series 2024-4, Class A-US	4.182(cc)	11/20/39	2,964	3,074,564
Sustainable CTFS 2025-1, Class A-1 (Mandatory put date 06/01/35)	4.750	06/20/41	2,993	3,210,852
Tamarron Proj., 144A	5.250	12/01/35	4,700	4,699,592
The Highlands Proj.	5.125	12/15/30	932	933,484
The Wildflower Proj., CABS, 144A	5.227(t)	12/15/33	3,500	2,207,882
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,820	1,913,737

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Hampshire (cont’d.)

New Hampshire Bus. Fin. Auth. Rev., (cont’d.)
Valencia Proj., 144A	5.300%	12/01/32	940	$941,014
Wste. Mgmt., Inc. Proj., Series A, Rfdg., AMT, Rmkt. (Mandatory put date 07/01/26)	4.000(cc)	10/01/33	2,750	2,757,483
New Hampshire Hlth. & Edu. Facs. Auth. Act Rev.,
Series C, Rmkt., Rfdg. (Mandatory put date 08/03/27)	3.300(cc)	06/01/38	1,000	1,009,206

				49,989,521

New Jersey 3.5%
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	597,547
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,198,318
Series SSS, Rfdg.	5.250	06/15/36	1,000	1,177,671
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 1-B, Rfdg., AMT	5.000	12/01/34	2,660	2,957,776
Sr. Series A, Rfdg.	5.000	12/01/26	700	712,307
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/27	2,000	2,076,988
Sr. Bond, Series 3, Rfdg., AMT	5.000	12/01/28	1,500	1,588,092
New Jersey Tpke. Auth. Rev.,
Series A, Rfdg.(hh)	5.000	01/01/33	2,000	2,248,987
Series C, Rfdg.	5.000	01/01/45	2,000	2,161,237
New Jersey Trans. Tr. Fd. Auth. Rev.,
Cap Apprec., Transn. Sys., Series A	3.677(t)	12/15/39	5,000	3,024,177
Cap Apprec., Transn. Sys., Series A	3.772(t)	12/15/40	5,000	2,875,804
Series A, Rfdg.	5.000	06/15/34	2,100	2,484,849
Series AA, Rfdg.	5.250	06/15/41	1,910	2,196,964
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,385,048
Trans. Prog., Series CC	5.000	06/15/41	2,500	2,809,297
Trans. Prog., Series CC	5.000	06/15/42	1,000	1,111,125
Trans. Sys., Series A, Rfdg.	5.250	06/15/41	2,000	2,266,104
South Jersey Trans. Auth. Rev.,
Series A, Rfdg., BAM	5.000	11/01/39	1,000	1,146,953
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/26	2,765	2,780,635
Series A, Rfdg.	5.000	06/01/27	1,335	1,376,183
Series A, Rfdg.	5.000	06/01/30	3,135	3,302,609
Series A, Rfdg.	5.000	06/01/37	2,000	2,048,652

				43,527,323

New Mexico 0.1%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,413,182

New York 8.9%
Build NYC Resource Corp. Rev.,
Sr. Arpt. Facs. Trips Oblig. Grp., AMT	5.500	07/01/42	1,120	1,253,158
Sr. Arpt. Facs. Trips Oblig. Grp., AMT	5.500	07/01/43	2,435	2,701,435
Long Island Pwr. Auth. Rev.,
Series A, Rfdg.	5.000	09/01/37	3,200	3,821,177
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,980,005
Metropolitan Trans. Auth. Rev.,
Climate Bond Certified, Sustainable, Series B, Rfdg.	5.000	11/15/35	2,500	2,985,366
Monroe Cnty. Ind. Dev. Corp. Rev.,
Eugenio Maria De Hostos Chart. Sch. Proj., Series A, 144A	5.000	07/01/34	830	876,800
New York,
Fiscal 2026, Series A-1, GO	5.000	08/01/38	4,000	4,677,479
Series C, Sub. Series C-1, GO	5.000	09/01/41	1,000	1,114,554

See Notes to Financial Statements.

PGIM National Muni Fund 9

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250%	06/15/37	1,000	$1,018,479
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Sub. Series D-1	5.500	11/01/45	1,560	1,715,025
Sub. Series A-2	5.000	08/01/38	2,000	2,062,605
New York City Trans. Fin. Auth. Rev.,
Multi-Modal Bonds, Sub. Series B	5.500	05/01/47	3,500	3,901,064
Series S-2, Rfdg.	5.000	07/15/37	3,500	4,182,209
Sub. Fiscal 2025, Series D	5.250	05/01/43	5,000	5,645,496
Sub. Fiscal 2025, Series H, Sub. Series H-1, Multi Modal	5.000	11/01/39	5,000	5,701,829
Sub. Fiscal 2026, Series A, Sub. Sries A-1	5.000	05/01/41	3,000	3,410,309
Sub. Future Tax, Series A, Sub. Series A-1, Rfdg.	5.000	11/01/40	4,000	4,517,903
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	7,000	6,586,628
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	4,000	3,781,044
New York St. Dorm. Auth. Rev.,
Series A, Rfdg.	5.000	03/15/37	450	539,316
Series A, Rfdg.	5.250	03/15/37	1,000	1,065,851
New York St. Hsg. Fin. Agcy. Rev.,
Green Bonds, Series A-2 (Mandatory put date 06/15/29)	3.350(cc)	06/15/54	820	830,154
Green Bonds, Series A-2 (Mandatory put date 12/15/30)	3.450(cc)	06/15/54	2,000	2,038,640
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	3,200	3,264,143
New York St. Thruway Auth. Rev.,
Jr. Series A, Rfdg.	5.000	01/01/40	1,000	1,160,103
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,345,691
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Lagurdia Arpt. Terminals C&D Redev. Proj.	4.000	10/01/30	1,200	1,234,913
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,000,436
Laguardia Arpt., Term. C&D Redev. Proj., AMT	6.000	04/01/35	1,250	1,407,481
Sustainable Bond, JFK Intl. Arpt. Term. One Proj., AGM	5.500	06/30/43	2,000	2,151,382
Sustainable Bond, JFK Intl. Arpt. Term. One Proj., AGM	6.000	06/30/54	1,500	1,566,818
Sustainable, JFK Intl. Arpt. New Term. One Proj., AMT	6.000	06/30/42	3,100	3,517,693
Port Auth. of NY & NJ Rev.,
Series 231ST, Rfdg., AMT	5.500	08/01/40	1,290	1,466,472
Series 246, AMT, Rfdg.	5.000	09/01/30	1,875	2,053,588
Series 246, Rfdg. AMT	5.000	09/01/28	1,500	1,590,070
Series 249, Rfdg., AMT	5.000	10/15/35	3,000	3,505,179
Triborough Bridge & Tunnel Auth. Rev.,
MTA Bridges & Tunnels, Series A-1	5.000	11/15/36	2,500	3,000,801
MTA Bridges & Tunnels, Series A-2, Rfdg.	5.000	11/15/36	2,500	3,000,802
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,970,850
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/41	2,405	2,422,350
Utility Debt Securitization Auth. Rev.,
Series TE-2, Rfdg.	5.000	12/15/35	2,500	2,977,888
Sustainble Bond-Series TE-1, Rfdg.	5.000	12/15/43	2,500	2,843,126

				109,886,312

North Carolina 0.5%
Charlotte Arpt. Rev.,
Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,224,437
North Carolina Hsg. Fin. Agcy. Rev.,
1998 Trust Agreement, Series 59-A	6.250	01/01/57	3,930	4,556,147
North Carolina Med. Care Commn. Rev.,
United Methodist Retmnt. Homes Proj., Temps-50, Series B-3	3.400	10/01/29	755	756,123

				6,536,707

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio 2.8%

American Muni. Pwr., Inc. Rev.,
Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000%	02/15/39	2,000	$2,254,599
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	8,415	8,866,181
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,560	3,847,953
Columbus Metropolitan Hsg. Auth. Rev.,
Orchards Proj. & The Eden Park Proj.	5.000	12/01/34	4,000	4,320,186
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	494,410
American Elec. Pwr. Co. Proj., Series A, Rmkt., Rfdg. AMT	3.750	01/01/29	1,500	1,521,113
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	1,500	1,524,425
Ohio Vlly. Elec. Corp. Proj., Series A	3.875	01/01/36	3,835	3,939,596
Ohio Vlly. Elec. Corp. Proj., Series C, AMT	4.125	01/01/36	750	759,709
Ohio St.,
Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,030,054
Ohio St. Univ. Rev.,
Multiyear Debt Issuance Prog. II, Series C	5.250	12/01/46	3,500	3,780,799
Ohio Wtr. Dev. Auth. Rev.,
Fresh Wtr., Series A, Rfdg.	5.250	06/01/26	285	286,972
Ohio Wtr. Dev. Auth. Wtr. Pollution Control Loan Fd. Rev.,
Sustainable Bonds, Series C	5.000	12/01/33	2,000	2,364,244

				34,990,241

Oklahoma 0.3%
Oklahoma Tpke. Auth. Rev.,
Sr. Bonds, Series B, Rfdg.	5.000	01/01/40	2,000	2,324,552
Tulsa Municipal Arpt. Trust Trustees Rev.,
American Airlines, Inc. Proj., Rfdg., AMT	6.250	12/01/40	1,500	1,673,040

				3,997,592

Pennsylvania 3.4%
Chester Cnty. Indl. Dev. Auth. Rev.,
Avon Grove Chart. Sch. Nts.	5.000	03/01/27	2,140	2,160,239
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,226,961
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	1,280	1,372,914
General Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Rfdg.	5.000	06/01/32	2,250	2,568,659
Luzerne Cnty. Indl. Dev. Auth. Rev.,
Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,182,442
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,358,090
Wste. Mgmt., Inc. Proj., Series A, AMT, Rmkt. (Mandatory put date 08/03/26)	3.875(cc)	08/01/37	3,000	3,008,346
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,230,406
Pennsylvania Higher Ed. Assistance Agcy. Rev.,
Sr. Series 1-A, AMT	5.000	06/01/33	2,500	2,768,311
Sr. Series 1-A, AMT	5.000	06/01/34	3,200	3,571,778
Pennsylvania St. Univ. Rev.,
Series A	5.000	09/01/41	2,400	2,417,787
Pennsylvania Tpke. Commn. Rev.,
1st Series, Rfdg.	5.000	12/01/43	2,500	2,763,749
Series A	5.000	12/01/49	1,150	1,178,534
Sub. Series 1	5.000	12/01/38	2,000	2,332,658
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	1,996,919
Sub. Series B-1	5.250	06/01/47	2,000	2,032,077
Philadelphia Arpt. Rev.,
Pvt. Activity, Series B, Rfdg., AMT	5.000	07/01/35	2,700	3,117,450

See Notes to Financial Statements.

PGIM National Muni Fund 11

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Philadelphia Arpt. Rev., (cont’d.)
Pvt. Activity, Series B, Rfdg., AMT	5.000%	07/01/36	1,335	$1,528,153
Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,080,580
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	664,482

				41,560,535

Puerto Rico 0.7%
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
San Juan Cruise Term. Proj., Series 2023, Class A-1, AMT	6.750	01/01/45	1,000	1,143,824
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	848,419
Restructured, Series A-1, CABS	3.459(t)	07/01/33	1,962	1,525,100
Series A-1, CABS	3.142(t)	07/01/27	5,014	4,808,191

				8,325,534

Rhode Island 0.9%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,149,935
Rhode Island Student Loan Auth. Rev.,
Sr. Series A, AMT	5.000	12/01/32	2,000	2,197,048
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/40	4,350	4,354,864

				10,701,847

South Carolina 1.3%
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	2,500	2,741,260
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	2,250	2,454,544
South Carolina Jobs-Econ. Dev. Auth. Rev.,
Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	3,200	3,290,367
Novant Hlth. Oblig. Grp., Series A	5.000	11/01/34	1,000	1,164,760
Novant Hlth. Oblig. Grp., Series A	5.250	11/01/41	1,000	1,126,866
South Carolina Pub. Svc. Auth. Rev.,
Series A, Rfdg.	5.000	12/01/32	4,595	5,111,097

				15,888,894

South Dakota 0.6%
South Dakota Hlth & Edl. Facs. Auth. Rev.,
Sanford, Series C-2, Rfdg. (Mandatory put date 11/01/32)	5.000(cc)	11/01/51	1,865	2,087,843
South Dakota Hlth. & Edl. Facs. Auth. Rev.,
Westhills Vlg. Retmnt. Cmnty. Issue, Series B-1	3.625	09/01/33	5,000	5,024,443

				7,112,286

Tennessee 0.9%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev.,
Univ. of Tennessee Proj., Series B-1, BAM	5.250	07/01/64	1,000	1,030,955
Metropolitan Nashville Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/27	1,800	1,853,981
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	837,912
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	5,930	6,085,431

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Tennessee (cont’d.)

Tennessee Energy Acq. Corp. Gas Rev.,
Series A	5.250%	09/01/26	1,475	$1,488,768

				11,297,047

Texas 10.0%
Arlington Higher Edu. Fin. Corp. Rev.,
Trinity Basin Preparatory, Inc., PSFG	5.000	08/15/48	1,000	1,042,339
Arlington Hsg. Fin. Corp. Rev.,
6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,503,654
Bexar Cnty. Hsg. Fin. Corp. Rev.,
Pavilion at Culebra Apts. (Mandatory put date 03/01/26)	4.050(cc)	03/01/28	2,500	2,500,000
Brazos Higher Ed. Auth., Inc. Rev.,
Sr. Series 1-A, AMT	5.000	04/01/34	2,500	2,798,695
Brooks Dev. Auth. Rev.,
Sr. Lien, Series C, Rfdg. (Mandatory put date 08/15/28), 144A	5.000(cc)	08/15/42	1,885	1,939,093
Central Texas Regl. Mobility Auth. Rev.,
Series C	5.000	01/01/27	800	803,081
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,168,401
Central Texas Turnpike Sys. Rev.,
1st Tier, Series B, Rfdg. (Mandatory put date 08/15/30)	5.000(cc)	08/15/42	2,000	2,189,867
2nd Tier, Series C, Rfdg.	5.000	08/15/41	2,000	2,228,939
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/35	1,250	1,454,086
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/37	1,920	2,189,136
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/38	1,200	1,332,781
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,107,447
Intl. Leadership of Texas, Inc., Series A, Rfdg., PSFG	5.000	08/15/39	1,000	1,109,291
Intl. Leadership of Texas, Inc., Series B, PSFG (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,815	1,912,842
Cypress Fairbanks Indep. Sch. Dist.,
GO, Rfdg., PSFG	5.000	02/15/39	2,500	3,036,502
Dallas Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/36	1,125	1,317,620
Series A-1, Rfdg., AMT	5.250	11/01/37	2,250	2,604,214
Series A-1, Rfdg., AMT	5.250	11/01/45	2,790	2,985,702
Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,010	1,016,824
EP Essential Hsg. WF PFC Rev.,
Home Essential Fun. Hsg. Prog. Tuscany Mesa Hills Proj.	4.250	12/01/34	1,000	1,020,891
EP Tuscany Zaragosa PFC Rev.,
Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.	4.000	12/01/33	1,500	1,511,480
Galveston Wharves & Term. Rev.,
1st Lien, Series A, AMT	5.500	08/01/40	1,150	1,263,018
1st Lien, Series A, AMT	5.500	08/01/42	400	433,401
1st Lien, Series A, AMT	5.500	08/01/43	400	431,417
Wharves & Term., 1st Lien, AMT	6.000	08/01/43	2,000	2,219,353
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,785	2,834,834
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/40	1,225	1,386,304
Series A, Rfdg.	5.000	08/15/35	2,000	2,309,320
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,215,531
Houston Arpt. Sys. Rev.,
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.500	07/15/38	2,300	2,500,316
United Airlines, Inc. Term. Impvt. Proj., Series B, Rfdg., AMT	5.250	07/15/28	3,075	3,202,133
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	3,000	3,004,692
Las Varas Pub. Facs. Corp. Rev.,
Central at Commerce, Series A (Mandatory put date 11/01/29)	3.350(cc)	11/01/44	2,605	2,584,219

See Notes to Financial Statements.

PGIM National Muni Fund 13

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Lower Colorado River Auth. Rev.,
LCRA Transmission Svcs. Corp. Proj., Series A, Rfdg., BAM	5.000%	05/15/37	5,000	$5,778,008
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,678,742
North Texas Higher. Ed. Auth., Inc. Rev.,
Sr. Series A, AMT	5.000	06/01/30	500	534,393
Sr. Series A, AMT	5.000	06/01/32	1,100	1,202,577
Sr. Series A, AMT	5.000	06/01/33	1,000	1,101,482
North Texas Twy. Auth. Rev.,
Cap. Apprec., Sys., 1st Tier, Series D, Rfdg., AGM	3.413(t)	01/01/38	8,000	5,358,267
Permanent Univ. Fd. Univ. of Texas Sys. Rev.,
Series A, Rfdg.	5.000	07/01/39	4,500	5,439,709
Series A, Rfdg.	5.000	07/01/40	3,000	3,383,729
San Antonio Elec. & Gas Sys. Rev.,
Series C, Rfdg.	5.500	02/01/49	1,000	1,101,485
Series D, Rfdg.	5.000	02/01/41	2,000	2,257,304
Tarrant Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Ascension Sr. Credit Grp., Series C-2, Rfdg. (Mandatory put date 11/15/35)	5.000(cc)	11/15/51	4,250	4,943,031
TX Hlth. Resources Sys., Series C (Mandatory put date 11/15/32)	5.000(cc)	11/15/64	1,500	1,689,781
Texas Dept. of Hsg. & Cmnty. Affairs Rev.,
Pass Through Mortgage Cert., Series A	5.500	07/01/53	2,970	3,240,658
Sustainable Bonds, Series A	5.500	09/01/52	4,485	4,836,278
Texas Municipal Gas Acquisition & Supply Corp. Rev.,
Nat. Gas Util. Imps.	5.000	01/01/36	2,795	3,080,928
Texas Priv. Activity Bond Surface Trans. Corp. Rev.,
Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,900	2,013,367
Texas Trans. Commn. St. Hwy. Fd. Rev.,
Rfdg.	5.000	10/01/33	3,000	3,556,937
Texas Trans. Fin. Corp. Rev.,
Sub. Bond, SH 288 Sys. TELA Supported, Series A, Rfdg.	5.000	10/01/41	4,000	4,532,976

				122,887,075

Utah 2.3%

Intermountain Pwr. Agcy. Rev.,
Series A	5.250	07/01/45	2,500	2,656,053

Ogden City Sch. Dist.,
GO	1.375	06/15/32	2,010	1,754,726
GO	1.500	06/15/33	1,420	1,221,669
GO	1.625	06/15/34	2,200	1,871,685

Salt Lake City Corp. Arpt. Rev.,
Intl. Arpt., Series A, AMT	5.000	07/01/36	2,000	2,294,443
Series A, AMT	5.250	07/01/41	3,250	3,605,317
Series A, AMT	5.250	07/01/48	3,850	3,909,384

Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,545	2,694,702

Utah Telecommunication Open Infrast. Agcy. Rev.,
Rfdg.	5.500	06/01/40	4,885	5,631,110

Utah Trans. Auth. Rev.,
Sr. Lien, Rfdg.	5.000	06/15/40	2,000	2,296,802

				27,935,891

Virginia 0.3%
Fairfax Cnty. Ind. Dev. Auth. Rev.,
Healthcare Inova Hlth. Sys., Series B-2, Rmkt., Rfdg. (Mandatory put date 05/15/30)	5.000(cc)	05/15/57	1,100	1,197,232

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia (cont’d.)

Louisa Indl. Dev. Auth. Rev.,
VA Elec. & Pwr. Co. Proj., Series B, Rmkt. (Mandatory put date 10/01/30)	3.125%(cc)	11/01/35	1,000	$1,016,307
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,806,809

				4,020,348

Washington 2.5%

Port of Seattle Rev.,
Series A, AMT	5.000	05/01/26	1,800	1,807,585
Series A, AMT	5.000	05/01/43	1,675	1,695,239

Washington Healthcare Facs. Auth. Rev.,
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,691,883

Washington St.,
Series 2020A, GO	5.000	08/01/42	3,000	3,177,403
Series R-2024C, GO, Rfdg.	5.000	08/01/40	1,100	1,252,386
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,076,451

Washington St. Hsg. Fin. Commn. Rev.,
Horizon Hse. Proj. Mand. Paydown Temps-50, Series B-3, Rfdg.	4.375	01/01/33	1,645	1,645,134
Municipal Cert., Series 2025-1, Class A-1, Sustainable Bonds	4.079(cc)	08/20/63	3,981	3,933,903
Sustainable Cert., Series 2023-1, Class X	1.495(cc)	04/20/37	32,055	3,068,393
Sustainable Cert., Series 2024-1, Class A	4.221(cc)	03/01/50	4,951	4,994,534

Washington St. Univ. Rev.,
Rfdg.	5.000	04/01/38	3,565	4,129,962

Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/34	850	968,131

				31,441,004

West Virginia 0.3%

West Virginia Econ. Dev. Auth. Rev.,
Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	2,000	2,060,622

West Virginia Parkways Auth. Rev.,
Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,823,859

				3,884,481

Wisconsin 2.4%
Pub. Fin. Auth. Rev.,
Astro Texas Land Proj., Rfdg., 144A	5.000	12/15/36	982	982,555
Class A, Series 1	4.100	09/25/39	2,925	2,989,531
Cuyahoga River Cap. Port., Class A, Series 1 (Mandatory put date 07/01/28), 144A	4.000	01/01/55	4,100	4,125,833
Kawa Fund Ltd., Class A, Series 1 (Mandatory put date 06/15/31)	3.625	06/15/63	5,500	5,498,759
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.500	09/01/30	355	370,005
Million Air Three LLC Gen. Avtn. Facs. Proj., Series A, Rfdg. AMT, 144A	5.750	09/01/35	715	746,614
Mountain Island Chrt. Sch., Ltd., Rfdg.	4.000	07/01/27	260	260,153
Nolina & Sorella Proj., RANS, 144A	5.500	12/15/32	2,038	2,040,498
Providence St. Joseph Hlth. Series 2021C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	910	949,885
Series 2025-1, Class A, Cert. (Mandatory put date 08/01/27), 144A	4.750(cc)	08/01/59	4,900	4,898,656
Signorelli Proj., 144A	5.375	12/15/32	3,397	3,396,203
Sustainable Cert., Series A-1	4.126(cc)	01/20/41	2,125	2,111,444
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	1,400	1,403,838

				29,773,974

TOTAL MUNICIPAL BONDS (cost $1,125,157,595)				1,156,918,591

See Notes to Financial Statements.

PGIM National Muni Fund 15

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUNDS 2.2%
iShares National Muni Bond ETF	111,440	$12,138,045
Vanguard Tax-Exempt Bond Index ETF	287,500	14,705,625

TOTAL UNAFFILIATED EXCHANGE-TRADED FUNDS (cost $25,740,821)		26,843,670

TOTAL LONG-TERM INVESTMENTS (cost $1,150,898,416)		1,183,762,261

SHORT-TERM INVESTMENT 4.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $49,148,924)(wb)	49,148,924	49,148,924

TOTAL INVESTMENTS 100.0%
(cost $1,200,047,340)		1,232,911,185
Liabilities in excess of other assets(z) (0.0)%		(397,291)

NET ASSETS 100.0%		$1,232,513,894

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

COP—Certificates of Participation

ETF—Exchange-Traded Fund

GO—General Obligation

IDB—Industrial Development Bond

JPS—J.P. Morgan Securities LLC

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

PFC—Public Facility Corporation

PSFG—Permanent School Fund Guarantee

RANS—Revenue Anticipation Notes

Rfdg—Refunding

SAN—Santander Bank, N.A.

SOFR—Secured Overnight Financing Rate

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2026.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

Futures contracts outstanding at February 28, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
200	20 Year U.S. Treasury Bonds	Jun. 2026	$23,693,750	$(253,508)
226	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	27,480,188	(264,005)

				$(517,513)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$2,236,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$78,644,577	$—
Alaska	—	12,409,498	—
Arizona	—	25,605,244	—
Arkansas	—	7,482,469	—
California	—	67,948,421	—
Colorado	—	50,240,496	—
Connecticut	—	18,502,202	—
Delaware	—	3,252,150	—
District of Columbia	—	17,923,449	—
Florida	—	63,618,521	—
Georgia	—	50,531,013	—
Guam	—	2,266,846	—
Hawaii	—	3,989,051	—
Illinois	—	73,734,388	—
Indiana	—	14,401,765	—
Iowa	—	1,604,158	—
Kansas	—	5,724,340	—
Kentucky	—	29,877,495	—
Louisiana	—	6,391,475	—
Maine	—	2,612,900	—
Maryland	—	1,181,397	—
Massachusetts	—	10,281,128	—
Michigan	—	26,254,653	—
Minnesota	—	5,914,111	—
Mississippi	—	1,820,618	—
Missouri	—	3,458,702	—
Nebraska	—	6,077,730	—
New Hampshire	—	49,989,521	—
New Jersey	—	43,527,323	—
New Mexico	—	1,413,182	—
New York	—	109,886,312	—

See Notes to Financial Statements.

PGIM National Muni Fund 17

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
North Carolina	$—	$6,536,707	$—
Ohio	—	34,990,241	—
Oklahoma	—	3,997,592	—
Pennsylvania	—	41,560,535	—
Puerto Rico	—	8,325,534	—
Rhode Island	—	10,701,847	—
South Carolina	—	15,888,894	—
South Dakota	—	7,112,286	—
Tennessee	—	11,297,047	—
Texas	—	122,887,075	—
Utah	—	27,935,891	—
Virginia	—	4,020,348	—
Washington	—	31,441,004	—
West Virginia	—	3,884,481	—
Wisconsin	—	29,773,974	—
Unaffiliated Exchange-Traded Funds	26,843,670	—	—
Short-Term Investment
Affiliated Mutual Fund	49,148,924	—	—

Total	$75,992,594	$1,156,918,591	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(517,513)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2026 were as follows:

Transportation	15.2%
Pre-pay Gas	13.6
Development	12.2
Special Tax/Assessment District	11.4
Healthcare	8.5
Education	7.9
Corporate Backed IDB & PCR	6.8
Power	5.6
General Obligation	4.4
Affiliated Mutual Fund	4.0
Tobacco Appropriated	3.8

Lease Backed Certificate of Participation	2.5%
Unaffiliated Exchange-Traded Funds	2.2
Water & Sewer	1.8
Pre-Refunded	0.1

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$517,513*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(1,211,886)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(514,785)

For the six months ended February 28, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$41,006,855

*	Average volume is based on average quarter end balances for the six months ended February 28, 2026.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM National Muni Fund 19

Statement of Assets and Liabilities (unaudited)

as of February 28, 2026

Assets

Investments at value:
Unaffiliated investments (cost $1,150,898,416)	$1,183,762,261
Affiliated investments (cost $49,148,924)	49,148,924
Interest receivable	12,597,674
Deposit with broker for centrally cleared/exchange-traded derivatives	2,236,000
Receivable for Fund shares sold	1,809,077
Prepaid expenses	4,531

Total Assets	1,249,558,467

Liabilities

Payable for investments purchased	14,444,497
Payable for Fund shares purchased	1,728,695
Due to broker—variation margin futures	281,188
Management fee payable	236,010
Accrued expenses and other liabilities	133,511
Distribution fee payable	107,814
Dividends and Distributions payable	94,789
Affiliated transfer agent fee payable	16,339
Directors’ fees payable	1,730

Total Liabilities	17,044,573

Net Assets	$1,232,513,894

Net assets were comprised of:
Common stock, at par	$862,582
Paid-in capital in excess of par	1,242,960,198
Total distributable earnings (loss)	(11,308,886)

Net assets, February 28, 2026	$1,232,513,894

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($ 535,852,972 ÷ 37,484,247 shares of common stock issued and outstanding)	$14.30
Maximum sales charge (3.25% of offering price)	0.48

Maximum offering price to public	$14.78

Class C

Net asset value, offering price and redemption price per share, ($ 7,537,357 ÷ 526,189 shares of common stock issued and outstanding)	$14.32

Class Z

Net asset value, offering price and redemption price per share, ($ 440,016,833 ÷ 30,807,978 shares of common stock issued and outstanding)	$14.28

Class R6

Net asset value, offering price and redemption price per share, ($ 249,106,732 ÷ 17,439,795 shares of common stock issued and outstanding)	$14.28

See Notes to Financial Statements.

PGIM National Muni Fund 21

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Interest income	$21,334,523
Affiliated dividend income	526,753
Unaffiliated dividend income	347,016

Total income	22,208,292

Expenses
Management fee	1,660,597
Distribution fee(a)	671,969
Transfer agent’s fees and expenses (including affiliated expense of $ 36,481)(a)	320,531
Registration fees(a)	55,650
Custodian and accounting fees	41,673
Shareholders’ reports	26,550
Audit fee	22,485
Professional fees	19,942
Directors’ fees	11,430
SEC registration fees	1,797
Miscellaneous	22,146

Total expenses	2,854,770
Less: Fee waiver and/or expense reimbursement(a)	(207,264)
Custodian fee credit	(919)

Net expenses	2,646,587

Net investment income (loss)	19,561,705

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	686,466
Futures transactions	(1,211,886)

(525,420)

Net change in unrealized appreciation (depreciation) on:
Investments	41,220,240
Futures	(514,785)

40,705,455

Net gain (loss) on investment transactions	40,180,035

Net Increase (Decrease) In Net Assets Resulting From Operations	$59,741,740

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	632,275	39,694	—	—
Transfer agent’s fees and expenses	145,774	4,359	167,933	2,465
Registration fees	17,199	6,703	17,759	13,989
Fee waiver and/or expense reimbursement	(64,085)	(1,006)	(96,380)	(45,793)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,561,705	$34,571,149
Net realized gain (loss) on investment transactions	(525,420)	(3,344,691)
Net change in unrealized appreciation (depreciation) on investments	40,705,455	(16,216,990)

Net increase (decrease) in net assets resulting from operations	59,741,740	15,009,468

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,232,486)	(15,496,956)
Class C	(91,555)	(207,811)
Class Z	(6,994,852)	(11,354,009)
Class R6	(4,132,076)	(7,298,584)

	(19,450,969)	(34,357,360)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	203,967,474	327,172,927
Net asset value of shares issued in reinvestment of dividends and distributions	18,839,666	33,100,504
Cost of shares purchased	(111,164,326)	(325,218,017)

Net increase (decrease) in net assets from Fund share transactions	111,642,814	35,055,414

Total increase (decrease)	151,933,585	15,707,522

Net Assets:

Beginning of period	1,080,580,309	1,064,872,787

End of period	$1,232,513,894	$1,080,580,309

See Notes to Financial Statements.

PGIM National Muni Fund 23

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.80		$14.05	$13.68	$13.75	$15.32	$15.10
Income (loss) from investment operations:
Net investment income (loss)	0.23		0.43	0.40	0.31	0.27	0.31
Net realized and unrealized gain (loss) on investment transactions	0.50		(0.25)	0.36	(0.07)	(1.57)	0.22
Total from investment operations	0.73		0.18	0.76	0.24	(1.30)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.43)	(0.39)	(0.31)	(0.27)	(0.31)
Net asset value, end of period	$14.30		$13.80	$14.05	$13.68	$13.75	$15.32
Total Return(b):	5.30%		1.32%	5.65%	1.78%	(8.56)%	3.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$535,853		$485,571	$513,152	$525,991	$552,551	$673,470
Average net assets (000)	$510,012		$497,687	$517,175	$533,792	$613,992	$642,658
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.60	%(c)	0.61%	0.61%	0.62%	0.61%	0.61%
Expenses before waivers and/or expense reimbursement	0.63	%(c)	0.64%	0.64%	0.65%	0.64%	0.63%
Net investment income (loss)	3.27	%(c)	3.13%	2.86%	2.28%	1.85%	2.05%
Portfolio turnover rate(d)	22%		62%	84%	57%	50%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.83		$14.08	$13.71	$13.78	$15.35	$15.13
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.27 (b)	0.19	0.15	0.19
Net realized and unrealized gain (loss) on investment transactions	0.49		(0.26)	0.37 (c)	(0.07)	(1.57)	0.22
Total from investment operations	0.65		0.05	0.64	0.12	(1.42)	0.41
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.30)	(0.27)	(0.19)	(0.15)	(0.19)
Net asset value, end of period	$14.32		$13.83	$14.08	$13.71	$13.78	$15.35
Total Return(d):	4.73%		0.39%	4.68%	0.89%	(9.31)%	2.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,537		$8,308	$10,630	$12,730	$15,384	$19,794
Average net assets (000)	$8,005		$9,547	$11,562	$14,463	$17,931	$21,489
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.57	%(e)	1.53%	1.53%	1.49%	1.46%	1.45%
Expenses before waivers and/or expense reimbursement	1.60	%(e)	1.56%	1.56%	1.52%	1.49%	1.47%
Net investment income (loss)	2.31	%(e)	2.20%	1.93%	1.41%	1.01%	1.23%
Portfolio turnover rate(f)	22%		62%	84%	57%	50%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 25

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.79		$14.04	$13.66	$13.74	$15.30	$15.08
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.47	0.43	0.35	0.31	0.35
Net realized and unrealized gain (loss) on investment transactions	0.48		(0.25)	0.38	(0.08)	(1.57)	0.22
Total from investment operations	0.73		0.22	0.81	0.27	(1.26)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)	(0.43)	(0.35)	(0.30)	(0.35)
Net asset value, end of period	$14.28		$13.79	$14.04	$13.66	$13.74	$15.30
Total Return(b):	5.36%		1.58%	5.99%	1.97%	(8.28)%	3.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$440,017		$367,870	$331,459	$205,178	$171,216	$167,012
Average net assets (000)	$403,219		$337,272	$289,162	$175,759	$169,419	$126,301
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.36	%(c)	0.36%	0.36%	0.36%	0.36%	0.36%
Expenses before waivers and/or expense reimbursement	0.41	%(c)	0.42%	0.43%	0.44%	0.44%	0.44%
Net investment income (loss)	3.52	%(c)	3.39%	3.11%	2.55%	2.11%	2.26%
Portfolio turnover rate(d)	22%		62%	84%	57%	50%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.79		$14.04	$13.67	$13.74	$15.30	$15.08
Income (loss) from investment operations:
Net investment income (loss)	0.25		0.48	0.44	0.36	0.32	0.35
Net realized and unrealized gain (loss) on investment transactions	0.49		(0.25)	0.37	(0.07)	(1.57)	0.23
Total from investment operations	0.74		0.23	0.81	0.29	(1.25)	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.48)	(0.44)	(0.36)	(0.31)	(0.36)
Net asset value, end of period	$14.28		$13.79	$14.04	$13.67	$13.74	$15.30
Total Return(b):	5.40%		1.65%	5.99%	2.11%	(8.21)%	3.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$249,107		$218,831	$209,632	$178,921	$179,799	$219,454
Average net assets (000)	$233,495		$212,553	$195,170	$175,411	$208,328	$160,277
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(c)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses before waivers and/or expense reimbursement	0.33	%(c)	0.33%	0.34%	0.34%	0.33%	0.34%
Net investment income (loss)	3.59	%(c)	3.45%	3.18%	2.61%	2.17%	2.32%
Portfolio turnover rate(d)	22%		62%	84%	57%	50%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 27

Notes to Financial Statements (unaudited)

1.	Organization

Prudential National Muni Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM National Muni Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM National Muni Fund 29

Notes to Financial Statements (unaudited) (continued)

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its investment group PGIM Fixed Income. Effective April 8, 2026, PGIM Fixed Income was renamed PGIM Credit. PGIM Credit continues to be an investment group of PGIM, Inc. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows: The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.36
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$137,356	$5,488
C	—	4

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective September 2025, the Fund changed its overnight cash sweep vehicle from PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Fund.

PGIM National Muni Fund 31

Notes to Financial Statements (unaudited) (continued)

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Cost of Purchases	Proceeds from Sales
$308,794,852	$245,644,934

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)
$ —	$253,906,228	$204,757,304	$—	$—	$49,148,924	49,148,924	$512,397	$—

PGIM Core Ultra Short Bond Fund(wb)
286,800	16,266,000	16,552,800	—	—	—	—	14,356	—
$286,800	$270,172,228	$221,310,104	$—	$—	$49,148,924		$526,753	$—

(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,200,164,372	$36,532,301	$(4,303,001)	$32,229,300

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$45,439,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
B	5,000,000
C	25,000,000
Z	375,000,000
T	75,000,000
R6	370,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	7	78.4

PGIM National Muni Fund 33

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2026:
Shares sold	4,905,195	$69,166,668
Shares issued in reinvestment of dividends and distributions	541,732	7,648,793
Shares purchased	(2,986,854)	(42,096,728)
Net increase (decrease) in shares outstanding before conversion	2,460,073	34,718,733
Shares issued upon conversion from other share class(es)	147,288	2,077,401
Shares purchased upon conversion into other share class(es)	(308,474)	(4,352,069)
Net increase (decrease) in shares outstanding	2,298,887	$32,444,065

Year ended August 31, 2025:
Shares sold	4,877,450	$67,683,071
Shares issued in reinvestment of dividends and distributions	1,031,376	14,303,364
Shares purchased	(6,707,683)	(92,923,846)
Net increase (decrease) in shares outstanding before conversion	(798,857)	(10,937,411)
Shares issued upon conversion from other share class(es)	150,388	2,080,736
Shares purchased upon conversion into other share class(es)	(678,011)	(9,417,953)
Net increase (decrease) in shares outstanding	(1,326,480)	$(18,274,628)

Class C
Six months ended February 28, 2026:
Shares sold	35,669	$502,577
Shares issued in reinvestment of dividends and distributions	6,435	90,999
Shares purchased	(59,632)	(842,656)
Net increase (decrease) in shares outstanding before conversion	(17,528)	(249,080)
Shares purchased upon conversion into other share class(es)	(57,051)	(806,075)
Net increase (decrease) in shares outstanding	(74,579)	$(1,055,155)

Year ended August 31, 2025:
Shares sold	96,515	$1,343,611
Shares issued in reinvestment of dividends and distributions	14,844	206,352
Shares purchased	(135,141)	(1,878,074)
Net increase (decrease) in shares outstanding before conversion	(23,782)	(328,111)
Shares purchased upon conversion into other share class(es)	(130,190)	(1,804,207)
Net increase (decrease) in shares outstanding	(153,972)	$(2,132,318)

Class Z
Six months ended February 28, 2026:
Shares sold	6,824,295	$96,052,257
Shares issued in reinvestment of dividends and distributions	494,810	6,979,658
Shares purchased	(3,334,266)	(46,921,453)
Net increase (decrease) in shares outstanding before conversion	3,984,839	56,110,462
Shares issued upon conversion from other share class(es)	244,903	3,452,740
Shares purchased upon conversion into other share class(es)	(102,312)	(1,441,213)
Net increase (decrease) in shares outstanding	4,127,430	$58,121,989

Year ended August 31, 2025:
Shares sold	13,517,353	$186,713,389
Shares issued in reinvestment of dividends and distributions	817,324	11,322,744
Shares purchased	(10,954,052)	(151,303,733)
Net increase (decrease) in shares outstanding before conversion	3,380,625	46,732,400
Shares issued upon conversion from other share class(es)	470,989	6,539,798
Shares purchased upon conversion into other share class(es)	(776,728)	(10,933,103)
Net increase (decrease) in shares outstanding	3,074,886	$42,339,095

Share Class	Shares	Amount

Class R6
Six months ended February 28, 2026:
Shares sold	2,715,923	$38,245,972
Shares issued in reinvestment of dividends and distributions	292,047	4,120,216
Shares purchased	(1,513,921)	(21,303,489)
Net increase (decrease) in shares outstanding before conversion	1,494,049	21,062,699
Shares issued upon conversion from other share class(es)	83,242	1,171,744
Shares purchased upon conversion into other share class(es)	(7,263)	(102,528)
Net increase (decrease) in shares outstanding	1,570,028	$22,131,915

Year ended August 31, 2025:
Shares sold	5,171,033	$71,432,856
Shares issued in reinvestment of dividends and distributions	524,483	7,268,044
Shares purchased	(5,717,578)	(79,112,364)
Net increase (decrease) in shares outstanding before conversion	(22,062)	(411,464)
Shares issued upon conversion from other share class(es)	984,705	13,825,462
Shares purchased upon conversion into other share class(es)	(20,779)	(290,733)
Net increase (decrease) in shares outstanding	941,864	$13,123,265

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2026.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the

PGIM National Muni Fund 35

Notes to Financial Statements (unaudited) (continued)

issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

PGIM National Muni Fund 37

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2026